Provisions - Restructuring and other provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provisions
At beginning of year	€ 126	€ 96
Acquisitions		38
Provided	34	54
Utilization	(30)	(26)
Paid	(28)	(38)
Exchange	(7)	2
At end of year	95	126
Restructuring
Provisions
At beginning of year	22	18
Provided	11	25
Utilization	(2)	(11)
Paid	(9)	(10)
Exchange	(1)
At end of year	21	22
Other provisions
Provisions
At beginning of year	104	78
Acquisitions		38
Provided	23	29
Utilization	(28)	(15)
Paid	(19)	(28)
Exchange	(6)	2
At end of year	€ 74	€ 104